CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 65,841	$ 66,968
Restricted cash	2,316	3,794
Restricted cash held by trustees	2,827	1,664
Trade receivables, net	62,929	60,991
Inventories	29,384	24,973
Other current assets	21,353	29,140
Total current assets	184,650	187,530
LONG-TERM INVESTMENTS AND RECEIVABLES:
Severance pay funds	9,562	9,703
Long-term restricted cash	1,184	1,151
Long-term trade receivables, receivables in respect of capital leases and other receivables	20,268	19,781
Total long-term investments and receivables	31,014	30,635
PROPERTY AND EQUIPMENT, NET	92,139	94,727
INTANGIBLE ASSETS, NET	32,772	35,991
GOODWILL	65,760	65,760
Total assets	406,335	414,643
CURRENT LIABILITIES:
Short-term bank credit	3,060	3,517
Current maturities of long-term loans	7,959	7,963
Trade payables	26,758	23,240
Accrued expenses	21,698	24,353
Short-term advances from customers held by trustees	524	4,448
Other current liabilities	41,408	40,336
Total current liabilities	101,407	103,857
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	34,728	40,747
Accrued severance pay	9,436	9,513
Other long-term liabilities	24,676	18,569
Total long-term liabilities	68,840	68,829
COMMITMENTS AND CONTINGENCIES
EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized - 90,000,000 shares at June 30, 2013 and December 31, 2012; Issued and outstanding - 42,025,745 and 41,700,100 shares at June 30, 2013 and December 31, 2012, respectively	1,926	1,909
Additional paid-in capital	871,540	869,822
Accumulated other comprehensive income	1,592	2,864
Accumulated deficit	(638,970)	(632,638)
Total equity	236,088	241,957
Total liabilities and equity	$ 406,335	$ 414,643